Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of Income Tax Expense (Benefit)

Income tax expense (benefit) consists of the following components (in thousands):

	For the Years Ended December 31,
	2013	2012	2011
Current
Federal	$54,093	$8,376	$18,996
State and local	7,840	680	2,526

Current income tax expense	61,933	9,056	21,522
Deferred
Federal	84,974	(20,695)	32,432
State and local	12,444	(1,678)	6,310

Deferred income tax expense (benefit)	97,418	(22,373)	38,742
Total income tax expense (benefit)	$159,351	$(13,317)	$60,264

Income Tax Expense (Benefit) at Company's Effective Tax Rate

Income tax expense (benefit) at the Company’s effective tax rate differed from the statutory tax rate as follows (in thousands):

	For the Years Ended December 31,
	2013	2012	2011
Income (loss) before income taxes	$412,818	$(35,451)	$(6,133)

Tax provision at statutory tax rate of 35%	144,486	(12,408)	(2,147)
Effect of:
Impact of loss of REIT qualification	—	—	62,660
State and local income tax	12,828	(1,266)	(1,311)
Permanent acquisition costs	—	610	—
Contingent purchase price	1,680	—	—
Other	357	(253)	1,062

Total income tax expense (benefit)	$159,351	$(13,317)	$60,264

Components of Deferred Income Tax Assets and Liabilities

Deferred tax assets and liabilities represent the basis differences between assets and liabilities measured for financial reporting versus income-tax return purposes. The following table summarizes the significant components of deferred tax assets and liabilities (in thousands):

	December 31,
	2013	2012
Deferred tax assets
Reverse loans	$41,330	$28,424
Accrued expenses	26,260	15,282
Servicer curtailment	21,635	—
Mandatory call obligation	20,169	20,919
Intangible assets	19,929	9,308
Unrecognized tax benefits	8,537	8,753
Share-based compensation	7,676	7,546
Deferred revenue	1,178	5,540
Capital loss carryforwards	—	22,922
Other	34,408	20,219

Total deferred tax assets	181,122	138,913
Valuation allowance	(7,453)	(30,712)

Total deferred tax assets, net of valuation allowance	173,669	108,201
Deferred tax liabilities
Net investment in residential loans	(53,715)	(54,231)
Discount on convertible notes	(27,969)	(32,384)
Goodwill	(35,080)	(20,434)
Intangible assets	(12,369)	(17,083)
Deferred debt issuance costs	(10,955)	(8,635)
Servicing rights	(143,087)	(8,003)
Other	(12,101)	(8,448)

Total deferred tax liabilities	(295,276)	(149,218)

Net deferred tax assets (liabilities)	$(121,607)	$(41,017)

Schedule of Activity in Valuation Allowance on Deferred Tax Assets

The following table summarizes the activity in the valuation allowance on deferred tax assets (in thousands):

	For the Years Ended December 31,
	2013	2012	2011
Balance at beginning of year	$30,712	$29,899	$5,101
Charges to income tax expense	72	894	25,520
Deductions	(23,331)	(81)	(722)

Balance at end of year	$7,453	$30,712	$29,899

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending balances of the total liability for unrecognized tax benefits is as follows (in thousands):

	For the Years Ended December 31,
	2013	2012	2011
Gross unrecognized tax benefits at the beginning of the year	$17,537	$9,026	$7,671
Increases (reductions) related to prior year tax positions	(5,921)	8,602	1,335
Increases related to current year tax positions	2,044	1,255	166
Reductions as a result of a lapse of the statute of limitations	(1,137)	(1,346)	(146)

Gross unrecognized tax benefits at the end of the year	$12,523	$17,537	$9,026